SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Statement [Abstract]
Interest paid	$ 678	$ 554	$ 261
Income taxes paid	318	292	165
Changes In Non-cash Working Capital [Abstract]
Accounts receivable	(85)	(61)	(91)
Accounts payable and other	91	234	126
Changes in non-cash working capital, net	$ 6	$ 173	$ 35